Net Losses on Sales of Loans	12 Months Ended
Dec. 31, 2023
Net Losses on Sales of Loans [Abstract]
Net losses on sales of loans
24	Net losses on sales of loans

As mentioned in Note 5(c), the Group transferred the delinquent loans to third parties. Net losses on sale of loans which summarizes the received from sales of loans are net losses of RMB479,584,775, RMB44,554,948 and RMB17,190,545 for the years ended December 31, 2021, 2022 and 2023, respectively.